Other current assets	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

Note 11.      Other current assets

Other current assets consisted of the following:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Value-Added Tax Receivable	390	415
Advanced payment to suppliers	209	346
Deposits, current	5	4
Other current assets	21	-
Total other current assets	625	765